ALPS NAUTILUS SMR, NUCLEAR & TECHNOLOGY ETF (NYSE ARCA: SMRF)

(the “Fund”)

SUPPLEMENT DATED APRIL 1, 2026

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED FEBRUARY 18, 2026, AS SUPPLEMENTED

 Effective immediately, the first sentence in the section entitled “PRINCIPAL INVESTMENT STRATEGIES” in the Fund’s Summary Prospectus and Summary Section of the Prospectus are hereby deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by creating an actively managed portfolio consisting of equity securities comprised significantly of those included in the Fund’s benchmark index, the Nautilus SMR, Nuclear & Technology Index (the “Benchmark”). In seeking to achieve its investment objective, the Fund may also sell (write) and buy options.

Effective immediately, the first sentence of the third paragraph in the section entitled “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES” in the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by creating an actively managed portfolio consisting of equity securities comprised significantly of those included in the Fund’s benchmark index, the Nautilus SMR, Nuclear & Technology Index (the “Benchmark”). In seeking to achieve its investment objective, the Fund may also sell (write) and buy options, subject to certain risk management constraints and market conditions.

Effective immediately, the sections entitled “PORTFOLIO MANAGERS” in the Summary Prospectus and Summary Section of the Prospectus are hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, Charles Perkins, Associate Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are responsible for the day-to-day management of the Fund. Mr. Mischker and Mr. Perkins have each served in such capacity since the Fund’s inception in 2026, and Mr. Kleckner has served in such capacity since April 2026.

Effective immediately, the section entitled “PORTFOLIO MANAGEMENT” in the Prospectus is hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, Charles Perkins, Associate Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research are the Portfolio Managers of the Fund and are also responsible for the refinement and implementation of the equity portfolio management process.

Mr. Mischker has been a Portfolio Manager of the Fund since its inception in 2026. Prior to joining the Adviser, Mr. Mischker served as Compliance Manager of ALPS Fund Services, Inc., where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years of financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Mr. Perkins has been a Portfolio Manager of the Fund since its inception in 2026. He joined the Adviser as an Analyst in 2015. Prior to joining the Adviser, Mr. Perkins served as Senior Fund Accountant of ALPS Fund Services, where he was primarily responsible for day-to-day NAV calculations. Mr. Perkins has over 12 years financial services experience and graduated from the University of Colorado at Boulder with a B.S. in Finance.

Mr. Kleckner, CFA, has been a Portfolio Manager of the Fund since April 2026.  Prior to joining the Adviser, Mr. Kleckner served as an Investment Analyst at IFAM Capital, where he contributed to the firm’s investment committee and asset-allocation process for client portfolios and was responsible for multi-asset models, attribution, and tactical recommendations across asset classes. Mr. Kleckner has over 9 years of financial services experience, is a CFA Charterholder, and graduated from Colorado State University with a B.S. in Business Administration with dual concentrations in Finance and Computer Information Systems.

Effective immediately, the following information is added to the table in the section entitled “OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS; COMPENSATION OF THE PORTFOLIO MANAGERS” in the Statement of Additional Information:

Accounts Managed				Accounts With Respect to Which the Advisory Fee is based on the Performance of the Account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Number Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Kyle Kleckner, CFA	Registered Investment Companies	N/A	N/A	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	N/A	N/A	N/A	N/A

Effective immediately, the section entitled “MANAGEMENT - ALPS ADVISORS, INC.” in the Statement of Additional Information is hereby deleted and replaced with the following information:

The Adviser is responsible for the day-to-day management of the Fund, as described below. Mr. Mischker, Mr. Perkins, and Mr. Kleckner, who are responsible for the day-to-day management of the Fund, are paid a base salary, plus a discretionary bonus. The bonus for Mr. Mischker, Mr. Perkins, and Mr. Kleckner is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus for Mr. Mischker, Mr. Perkins, and Mr. Kleckner is discretionary and is not based specifically on portfolio performance.

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